Share-Based Compensation	12 Months Ended
Mar. 31, 2024
Share-based payment arrangements [Abstract]
Share-Based Compensation	Share-Based Compensation

Accounting Policy

Stock Options

Stock options issued to employees are measured at fair value at the grant date and are recognized as an expense over the relevant vesting periods with a corresponding credit to share reserves.

Stock options issued to non-employees are measured at the fair value of goods or services received or the fair value of equity instruments issued, if it is determined that the fair value of the goods or services cannot be reliably measured. The fair value of non-employee stock options is recorded as an expense at the date the goods or services are received with a corresponding credit to share reserves.

Depending on the complexity of the stock option terms, the fair value of options is calculated using either the Black-Scholes option pricing model or the Binomial model. When determining the fair value of stock options, management is required to make certain assumptions and estimates related to expected lives, volatility, risk-free rate, future dividend yields and estimated forfeitures at the initial grant date.

The number of options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest. Upon the exercise of stock options, proceeds received from stock option holders are recorded as an increase to share capital and the related share reserve is transferred to share capital.

Restricted Share Units (“RSUs”) and Deferred Share Units (“DSUs”)

RSUs are equity-settled share-based payments. RSUs are measured at their intrinsic fair value on the date of grant based on the closing price of the Company’s shares on the date prior to the grant, and is recognized as share-based compensation expense over the vesting period with a corresponding credit to share reserves. Under IFRS, the Company’s DSUs are classified as equity-settled share-based payment transactions as they are settled in either cash or common shares at the sole discretion of Aurora. As such, the DSUs are measured in the same manner as RSUs.

The amount recognized for services received as consideration for the RSUs and DSUs granted is based on the number of equity instruments that eventually vest. Upon the release of RSUs and DSUs, the related share reserve is transferred to share capital.

Performance Share Units (“PSUs”)

PSUs are equity-settled share-based payments and have both a service and market condition. PSUs are measured at their fair value on the grant date and are recognized as share-based compensation expense over the vesting period with a corresponding credit to share reserves. The fair value of PSUs is calculated using the Monte Carlo model which factors in the probability of achieving the market-based performance target. When determining the fair value, management is required to make certain assumptions and estimates related to volatility, risk-free rate, equity correlations between Aurora and a peer group of companies, future stock prices, and estimated forfeitures. The amount recognized for services received as consideration for the PSUs granted is based on the number of equity instruments that eventually vest. Upon the release of PSUs, the related share reserve is transferred to share capital.

Cash Settled Share-based Compensation

Share-based compensation subject to cash settlement are classified as a derivative liability. They are initially measured at fair value and recorded as a derivative liability in the consolidated statements of financial position.
Share-based compensation that is in recognition of past service is recorded at the full amount to share-based compensation expense and are remeasured each reporting period with the difference going through share-based compensation expense. Upon settlement they are remeasured and the derivative liability is extinguished at the remeasured amount.

Share-based compensation that is in recognition of future service is amortized ratably over the future service period. Each reporting period, they are remeasured with the change in value reflected in the share-based compensation expense.

The Company currently has in place a “rolling maximum” or “evergreen” stock option plan (“Option Plan”), Fixed Restricted Share Unit Plan (“RSU Plan”), Fixed Performance Share Unit Plan (“PSU Plan”), and a Fixed Deferred Share Unit Plan (“DSU Plan”), which is applicable to non- employee directors only. The Board may from time to time, in its discretion and in accordance with Toronto Stock Exchange requirements, grant to directors, officers, employees and consultants, as applicable, non-transferable stock options, RSUs, PSUs and DSUs in accordance with these plans. The maximum number of Common Shares issuable pursuant to all equity-based compensation arrangements shall not, at any time, exceed 10.0% of the issued and outstanding Common Shares.

At the Company’s Annual General and Special Meeting held on November 13, 2017 (“2017 AGM”), shareholders approved the adoption of the Option Plan. At the Company’s Annual General and Special Meeting held on November 14, 2022 (“2022 AGM”), shareholders approved amendments to the Option Plan. The Option Plan amendments provides the right for directors, officers, employees and consultants to purchase shares at a specified price (exercise price) in the future. The amendments include reducing the Option Plan 10.0% “rolling” plan to 7.5%, and therefore, the number of Common Shares issuable under the Option Plan and under all other equity-based compensation arrangements shall not exceed 7.5% of the total number of issued and outstanding Common Shares.
(a)     Stock Options

A summary of stock options outstanding is as follows:

	Stock Options(1)	Weighted Average Exercise Price(1)
	#	$
Balance, June 30, 2022	427,928	539.69
Granted	338,500	18.57
Expired	(27,789)	905.30
Forfeited	(66,489)	588.72
Balance, March 31, 2023	672,150	257.28
Granted	633,485	7.60
Expired	(34,855)	1,033.90
Forfeited	(83,956)	205.10
Balance, March 31, 2024	1,186,824	104.90

(1) As described under Note 2(a), comparative information has been adjusted due to 1:10 reverse stock split.

The following table summarizes the stock options that are outstanding as at March 31, 2024:

Exercise Price ($)	Expiry Date	Weighted Average Remaining Life	Options Outstanding (#)	Options Exercisable (#)
7.60 - 48.60	February 28, 2027 - June 23, 2028	3.98	961,539	143,162
82.20 - 272.40	January 10, 2025 - November 30, 2026	2.05	148,007	118,771
385.20 - 996.00	August 28, 2024 - November 13, 2024	1.73	73,195	73,195
1,008.00 - 1,563.60	April 4, 2024 - March 13, 2026	0.15	4,083	4,083
			1,186,824	339,211

During the year ended March 31, 2024, stock option expense of $2.9 million (nine months ended March 31, 2023 – $2.5 million) was recognized in share-based compensation on the consolidated statements of loss and comprehensive loss. The stock options have a service requirement of three years and are amortized on an accelerated basis over that period and expire after five years.

Stock options granted during the respective periods highlighted below were fair valued based on the following weighted average assumptions:

	Year ended March 31, 2024	Nine months ended March 31
	2024	2023
Risk-free annual interest rate (1)	4.34%	3.70%
Expected annual dividend yield	—%	—%
Expected stock price volatility (2)	85.06%	86.86%
Expected life of options (years) (3)	2.67	2.54
Forfeiture rate	19.63%	20.65%
Weighted Average Value	$4.11	$9.90
(1)The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the options.
(2)Volatility was estimated by using the average historical volatilities of the Company and certain competitors.
(3)The expected life in years represents the period of time that options granted are expected to be outstanding.
(b)     Restricted Share Units (“RSU”)

At the 2017 AGM, shareholders also approved the adoption of the RSU Plan, which was subsequently amended and approved by shareholders at the 2022 AGM to change the limit from a fixed maximum plan to a rolling plan, subject to a global limit of 7.5% of the Company’s issues and outstanding Common Shares under all equity compensation plans in aggregate, and a rolling limit for all full value award plans of the Company of 4.0%, which includes RSU, PSU and DSU plans. The RSU Plan was designed to provide certain executive officers and other key employees of the Company and its subsidiaries with the opportunity to acquire RSUs of the Company in order to enable them to participate in the long-term success of the Company and to promote a greater alignment of their interests with the interests of the shareholders. Under the terms of the RSU Plan, officers, employees and consultants of the Company may be granted RSUs that are released as Common Shares upon completion of the vesting period. Each RSU gives the participant the right to receive one common share of the Company.

A summary of the RSUs outstanding are as follows:

	RSUs	Weighted Average Issue Price of RSUs(1)
	#	$
Balance, June 30, 2022	110,056	107.53
Issued	603,245	18.70
Vested	(32,689)	142.47
Expired	(1,410)	47.67
Forfeited	(17,753)	273.38
Balance, March 31, 2023	661,449	26.14
Issued	378,900	7.50
Vested	(158,248)	34.86
Expired	(27)	21.99
Forfeited	(84,385)	126.10
Balance, March 31, 2024	797,689	15.99
(1)As described under Note 2(a), comparative information has been adjusted due to 1:10 reverse stock split.

During the year ended March 31, 2024, RSU expense of $5.8 million (nine months ended March 31, 2023 – $5.6 million) was recognized in share-based compensation on the consolidated statements of loss and comprehensive loss. The RSUs have a service requirement of three years and are amortized on an accelerated basis over that period and expire after three years.

The following table summarizes the RSUs that are outstanding as at March 31, 2024:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
5.17 - 33.20	May 25, 2025 - March 4, 2027	767,204	48,304
46.50 - 85.00	May 18, 2024 - March 24, 2025	30,485	14,637
		797,689	62,941

(c)     Deferred Share Units (“DSU”)

At the Company’s Annual General and Special Meeting held on November 30, 2018, shareholders approved the adoption of the DSU Plan, which most recently amended and approved by shareholders at the 2022 AGM to change the limit from a fixed maximum plan to a rolling plan, subject to a global limit of 7.5% of the Company’s issues and outstanding Common Shares under all equity compensation plans in aggregate, and a rolling limit for all full value award plans of the Company of 4.0%, which includes RSU, PSU and DSU plans. Under the terms of the DSU plan, non-employee directors of the Company may be granted DSUs. Each non-employee director is entitled to redeem their DSUs for period of 90 days following their termination date, being the date of their retirement from the Board. The DSUs can be redeemed, at the Company’s sole discretion, for (i) cash; (ii) Common Shares issued from treasury; (iii) common shares purchased in the open market; or (iv) any combination of the foregoing.

	DSUs	Weighted Average Issue Price of DSUs(1)
	#	$
Balance, June 30, 2022	21,397	77.06
Issued	69,648	13.64
Vested	—	—
Expired	—	—
Forfeited	—	—
Balance, March 31, 2023	91,045	28.54
Issued	225,292	20.43
Vested	(21,397)	16.74
Forfeited	(17,734)	21.87
Balance, March 31, 2024	277,206	24.03
(1)As described under Note 2(a), comparative information has been adjusted due to 1:10 reverse stock split.

During the year ended March 31, 2024, DSU expense of $1.2 million (nine months ended March 31, 2023 – $0.9 million) was recognized in share-based compensation on the consolidated statements of loss and comprehensive loss. The DSUs vest immediately upon issuance and have no expiry date.

The following table summarizes the DSUs that are outstanding as at March 31, 2024:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
4.43 - 85.00	N/A	273,935	273,935
100.90 - 217.20	N/A	2,956	2,956
901.20 - 1,131.60	N/A	315	315
		277,206	277,206

(d)     Performance Share Units (“PSUs”)

A summary of the PSUs outstanding is as follows:

	PSUs(2)	Weighted Average Issue Price of PSUs(2)
	#	$
Balance, June 30, 2022	69,437	87.99
Issued (1)	173,475	18.78
Vested	(363)	21.62
Forfeited	(11,725)	54.43
Balance, March 31, 2023	230,824	37.74
Issued (1)	522,907	7.60
Vested	(26)	18.70
Expired	(24,080)	101.57
Forfeited	(28,745)	34.71
Balance, March 31, 2024	700,880	13.18
(1)Includes PSUs issued under cash settlement plan Note 19(e).
(2)As described under Note 2(a), comparative information has been adjusted due to 1:10 reverse stock split.

The following table summarizes the PSUs that are outstanding as at March 31, 2024:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
7.60 - 135.90	September 10, 2023 - June 23, 2026	700,880	2

During the year ended March 31, 2024, PSU expense of $2.5 million (nine months ended March 31, 2023 – $1.7 million) was recognized in share-based compensation on the consolidated statements of loss and comprehensive loss. The PSUs have a three years cliff vesting structure and are amortized completely in the third year and expire after three years.
PSUs granted during the respective periods highlighted below were fair valued based on the following weighted average assumptions:

	Year ended March 31, 2024	Nine months ended March 31
	2024	2023
Risk-free annual interest rate (1)	4.76%	3.99%
Dividend yield	—%	—%
Expected stock price volatility (2)	90.65%	94.04%
Expected stock price volatility of peer group (2)	91.51%	86.71%
Expected life of options (years) (3)	3.00	3.00
Forfeiture rate	12.45%	16.98%
Equity correlation against peer group (4)	39.14%	49.74%
(1)The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the PSUs.
(2)Volatility was estimated by using the 20-day VWAP historical volatility of Aurora and the peer group of companies.
(3)The expected life in years represents the period of time that the PSUs granted are expected to be outstanding.
(4)The equity correlation is estimated by using 1-year historical equity correlations for the Company and the peer group of companies.

The weighted average fair value of PSUs granted during the year ended March 31, 2024 was $8.45 per unit (nine months ended March 31, 2023 – $10.50 per unit).

(e) Cash Settled DSUs and PSUs

During the year ended March 31, 2024, the Company issued 206,100 DSUs and 395,759 PSUs that will be settled in cash, pursuant to the Performance Share Unit and Restricted Share Unit Long-Term Cash Settled Plan and Non-Employee Directors Deferred Share Unit Cash Plan, respectively. The DSUs and RSUs issued under these plans are included in the continuities above.

The DSUs subject to cash settlement are classified as a derivative liability. They are initially measured at fair value and recorded as a derivative liability in the consolidated statements of financial position. DSUs are issued in recognition of past service for Directors and are therefore recorded at the full amount to share-based compensation expense in the consolidated statements of loss and comprehensive loss. The DSUs are remeasured each reporting period with the difference going through share-based compensation expense. Upon settlement, the DSU’s are remeasured and the derivative liability is extinguished at the remeasured amount. During the year ended, March 31, 2024, included in the DSUs expense the Company recognized $1.2 million (nine months ended March 31, 2023 – nil) in share-based compensation expense on the consolidated statements of loss and comprehensive loss. As at March 31, 2024, the related derivative liability is $1.2 million.

The PSUs subject to cash settlement are classified as a derivative liability. They are initially measured at fair value using a Monte Carlo simulation model and recorded as a derivative liability in the consolidated statements of financial position. The PSUs have a service requirement of three years and are amortized ratably over that period. The PSUs are remeasured each reporting period with the change in value reflected in the share-based compensation expense. During the year ended, March 31, 2024, included in the PSUs expense is $0.6 million (nine months ended March 31, 2023 – nil) in share-based compensation expense in the consolidated statements of loss and comprehensive loss. As at March 31, 2024, the related derivative liability is $0.6 million.